                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-10067

                           Eaton Vance Variable Trust
                           --------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND as of June 30, 2004

INVESTMENT UPDATE

[PHOTO OF SAMUEL D. ISALY]
Samuel D. Isaly
Portfolio Manger

Investment Environment

- The biotechnology sector continued to show solid returns during the first quarter of 2004 (the first three months of the Fund's semiannual period), but the sector traded down slightly during the second quarter. Although industry fundamentals remained healthy, investors paused to reconsider valuations and digest recent share price increases.

- Both the flow of product news and the rate of new product approvals have been strong in the first half of 2004. The FDA has already approved 16 New Molecular Entities (innovative new products), compared with 21 for all of 2003. We believe that the second half of this year could see as many as 15 additional significant approvals.

- Despite the recent lackluster price performance, the health of the overall capital markets for biotech companies has been exceedingly strong. So far in 2004, biotech and specialty pharmaceutical companies have raised more than $11 billion through public and private financings, compared to under $6 billion in the first half of 2003. Twenty-seven IPOs have been completed worldwide (20 in the United States), raising more than $1.6 billion.

The Fund

   The Past Six Months

- During the six months ended June 30, 2004, the Fund's shares had a total return of 3.78%.(1) This return was the result of an increase in net asset value to $10.98 on June 30, 2004, from $10.58 on December 31, 2003.

- The Fund underperformed its peer group, the Lipper Health/Biotechnology Fund Classification, which had an average return of 5.69% for the six months ended June 30, 2004.(2) The Fund's performance outpaced that of one of its benchmark indices, the S&P 500 Index, which had a return of 3.44% for the same period, but the Fund lagged its other benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index, which had a return of 4.56% for the period.(2)

   MANAGEMENT DISCUSSION

- During the six-month period, the Fund's overweight in biotechnology stocks and underweight in pharmaceutical companies was helpful for performance. However, one of the best-performing segments in health care was the services/providers area, which includes hospitals, HMOs, and pharmacy benefit managers. Because those stocks are generally outside of the Fund's investment universe, not owning them detracted from the Fund's performance relative to other heath care-related mutual funds.

- Oncology-related products have created the most activity on the biotechnology landscape so far in 2004. We have focused significant research resources on new high profile cancer agents. Many of these products have recently faced pivotal clinical trials or FDA reviews, providing numerous catalysts for attractive investment opportunities.

- Despite the short-term underperformance of many of the biotechnology stocks owned by the Fund, we believe these businesses can produce attractive shareholder value over the longer term. However, we would not be surprised if the current lull in biotech stocks lasts through the summer, as there are few major industry conferences planned, and the upcoming Presidential election may create additional uncertainties.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ORBIMED ADVISORS LLC DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
AS OF JUNE 30, 2004

PERFORMANCE(1)

Average Annual Total Returns at Net Asset Value

One Year                          11.81%
Life of Fund+                      3.00%

+Inception Date - 5/2/01

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) These returns do not include insurance-related charges. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

(2) It is not possible to invest directly in an Index or a Lipper classification.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND as of June 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 87.54%

                                                                                                                PERCENTAGE OF
SECURITY                                                                        SHARES      VALUE               NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
MAJOR CAPITALIZATION - EUROPE(1) -- 11.66%

Altana AG                                                                         18,000    $     1,082,502               3.81%
Novartis AG                                                                       29,200          1,288,167               4.53%
Serono SA, Class B                                                                 1,500            944,986               3.32%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            $     3,315,655              11.66%
------------------------------------------------------------------------------------------------------------------------------------

MAJOR CAPITALIZATION - FAR EAST(1) --  6.96%

Fujisawa Pharmaceutical Co., Ltd.                                                 39,000    $       923,934               3.25%
Takeda Chemical Industries, Ltd.                                                  24,000          1,053,567               3.71%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            $     1,977,501               6.96%
------------------------------------------------------------------------------------------------------------------------------------

MAJOR CAPITALIZATION - NORTH AMERICA(1) -- 39.62%

Amgen, Inc.(2)                                                                    26,700    $     1,457,019               5.13%
Biogen Idec, Inc.(2)                                                              19,600          1,239,700               4.36%
Genentech, Inc.(2)                                                                28,000          1,573,600               5.54%
Genzyme Corp.(2)                                                                  30,000          1,419,900               4.99%
Lilly (Eli) & Co.                                                                 17,500          1,223,425               4.30%
MedImmune, Inc.(2)                                                                51,000          1,193,400               4.20%
Pfizer, Inc.                                                                      36,500          1,251,220               4.40%
Schering-Plough Corp.                                                             61,000          1,127,280               3.97%
Wyeth                                                                             21,500            777,440               2.73%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            $    11,262,984              39.62%
------------------------------------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - EUROPE -- 3.44%

Acambis plc(2)                                                                    64,000    $       402,452               1.42%
Actelion, Ltd.(2)                                                                  5,000            574,896               2.02%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            $       977,348               3.44%
------------------------------------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - FAR EAST -- 3.08%

Chugai Pharmaceuticals Co., Ltd.                                                  53,000    $       831,563               2.93%
Tanabe Seiyaku Co., Ltd.                                                           4,700             42,040               0.15%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            $       873,603               3.08%
------------------------------------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - NORTH AMERICA -- 22.78%

Abgenix, Inc.(2)                                                                  26,500    $       310,580               1.09%
Affymetrix, Inc.(2)                                                               25,000            818,250               2.88%
Biovail Corp.(2)                                                                  22,000            417,560               1.47%
Enzon Pharmaceuticals, Inc.(2)                                                    32,000            408,320               1.44%
Exelixis, Inc.(2)                                                                 33,000            332,970               1.17%
Gen-Probe, Inc.(2)                                                                21,100            998,452               3.51%
Human Genome Sciences, Inc.(2)                                                    37,000            430,310               1.51%
Ligand Pharmaceuticals, Inc., Class B(2)                                          42,000            729,960               2.57%
NPS Pharmaceuticals, Inc.(2)                                                      24,000            504,000               1.77%
Onyx Pharmaceuticals, Inc.(2)                                                     11,000            465,960               1.64%
OSI Pharmaceuticals, Inc.(2)                                                       7,700            542,388               1.91%
Savient Pharmaceuticals, Inc.(2)                                                  45,000            111,600               0.39%
Tanox, Inc.(2)                                                                     8,600            164,002               0.58%
Transkaryotic Therapies, Inc.(2)                                                  16,200            242,352               0.85%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            $     6,476,724              22.78%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $22,568,225)                                                            $    24,883,795
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 12.43%

                                                                         PRINCIPAL
                                                                         AMOUNT                                 PERCENTAGE OF
SECURITY                                                                 (000'S OMITTED)    VALUE               NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Discount
Note, 1.20%, 7/1/04                                                      $         3,534    $     3,534,000              12.43%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $3,534,000)                                                          $     3,534,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (IDENTIFIED COST $26,102,225)                                                            $    28,417,795              99.97%
------------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES                                                              $         7,983               0.03%
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                  $    28,425,778             100.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) Major capitalization is defined as market value of $5 billion or more.

(2) Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND as of June 30, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $26,102,225)             $    28,417,795
Cash                                                                      24,933
Receivable for investments sold                                           26,772
Receivable for Fund shares sold                                              493
Dividends and interest receivable                                         14,305
Tax reclaim receivable                                                    11,270
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $    28,495,568
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $        29,543
Payable for Fund shares redeemed                                          14,653
Payable to affiliate for Trustees' fees                                       52
Accrued expenses                                                          25,542
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $        69,790
--------------------------------------------------------------------------------
NET ASSETS FOR 2,589,175 SHARES OF BENEFICIAL
  INTEREST OUTSTANDING                                           $    28,425,778
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                  $    26,901,752
Accumulated net realized loss (computed on the
  basis of identified cost)                                             (648,850)
Accumulated net investment loss                                         (142,818)
Net unrealized appreciation (computed on the
  basis of identified cost)                                            2,315,694
--------------------------------------------------------------------------------
TOTAL                                                            $    28,425,778
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE
--------------------------------------------------------------------------------
($28,425,778 DIVIDED BY 2,589,175 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                               $         10.98
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $8,663)                         $       101,052
Interest                                                                  12,143
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $       113,195
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $       149,196
Administration fee                                                        33,332
Trustees' fees and expenses                                                  137
Service fees                                                              33,332
Custodian fee                                                             16,470
Legal and accounting services                                             15,652
Transfer and dividend disbursing agent fees                                6,006
Miscellaneous                                                              1,888
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       256,013
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                              $      (142,818)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)               $       608,797
   Foreign currency transactions                                          (3,314)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $       605,483
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                           $       439,780
   Foreign currency                                                       (1,301)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $       438,479
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $     1,043,962
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $       901,144
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
INCREASE (DECREASE)                         JUNE 30, 2004      YEAR ENDED
IN NET ASSETS                               (UNAUDITED)        DECEMBER 31, 2003
---------------------------------------------------------------------------------
From operations --
   Net investment loss                       $      (142,818)    $      (245,575)
   Net realized gain (loss) from
      investments and foreign currency
      transactions                                   605,483            (816,595)
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency                               438,479           5,044,883
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $       901,144     $     3,982,713
---------------------------------------------------------------------------------
Transactions in shares of
  beneficial interest --
   Proceeds from sale of shares              $     5,232,457     $    10,563,311
   Cost of shares redeemed                        (1,991,922)         (3,347,894)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                   $     3,240,535     $     7,215,417
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $     4,141,679     $    11,198,130
---------------------------------------------------------------------------------

NET ASSETS

At beginning of period                       $    24,284,099     $    13,085,969
---------------------------------------------------------------------------------
AT END OF PERIOD                             $    28,425,778     $    24,284,099
---------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS
---------------------------------------------------------------------------------
AT END OF PERIOD                             $      (142,818)    $            --
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004       ----------------------------------------------
                                                          (UNAUDITED)(1)         2003(1)        2002(1)       2001(1)(2)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $  10.580      $   8.140      $  11.590      $  10.000
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                              $  (0.058)     $  (0.141)     $  (0.150)     $  (0.213)
Net realized and unrealized gain (loss)                              0.458          2.581         (3.300)         1.803
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $   0.400      $   2.440      $  (3.450)     $   1.590
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $  10.980      $  10.580      $   8.140      $  11.590
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                       3.78%         29.98%        (29.77)%        15.90%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                        $  28,426      $  24,284      $  13,086      $   7,874
Ratios (As a percentage of average daily net assets):
   Expenses                                                           1.92%(4)       2.19%          2.50%          3.80%(4)
   Net investment loss                                               (1.07)%(4)     (1.48)%        (1.70)%        (2.90)%(4)
Portfolio Turnover                                                      15%            29%             0%(5)          0%(5)
----------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss was computed using average shares outstanding.
(2) For the period from the start of business, May 2, 2001, to December 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Annualized.
(5) Portfolio turnover is less than 1%.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 SIGNIFICANT ACCOUNTING POLICIES

  Eaton Vance VT Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Fund is made available only to separate accounts issued by participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

  C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes had a capital loss carryover of $798,799, which will expire on December 31, 2010 ($236,807) and December 31, 2011 ($561,992). These amounts will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. At December 31, 2003, net capital losses of $432,465 attributed to security transactions incurred after October 31, 2003, are treated as arising on the first day of the Fund's taxable year ending December 31, 2004.

  D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

  E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

  H FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  I FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

  J OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 DISTRIBUTIONS TO SHAREHOLDERS

  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

  The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and are primarily due to net operating losses.

3 SHARES OF BENEFICIAL INTEREST

  The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). The underwriting agreement presently provides that EVD, through the Fund's transfer agent, accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2004, two shareholders each owned more than 10% of the Fund's shares outstanding, aggregating 93%. Transactions in Fund shares were as follows:

                        SIX MONTHS ENDED
                        JUNE 30, 2004          YEAR ENDED
                        (UNAUDITED)            DECEMBER 31, 2003
  -----------------------------------------------------------------
  Sales                          476,976               1,055,089
  Redemptions                   (182,669)               (367,761)
  -----------------------------------------------------------------
  NET INCREASE                   294,307                 687,328
  -----------------------------------------------------------------

4 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Fund. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Fund's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. In addition, effective May 1, 2002, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Fund based upon the investment performance of the Fund compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended June 30, 2004, the fee was equivalent to 1.12% (annualized) of the Fund's average daily net assets and amounted to $149,196.

  Under an Administration Agreement between the Fund and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Fund. EVM earns a monthly fee at the annual rate of 0.25% of average daily net assets. For the six months ended June 30, 2004, the administration fee was 0.25% (annualized) of average net assets and amounted to $33,332.

  Except for Trustees of the Fund who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administration fees. Certain officers and Trustees of the Fund are officers of the above organizations.

5 SERVICE FEES

  The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which is equal to 0.25% (annualized) of daily average net assets. Service fees for the six months ended June 30, 2004 amounted to $33,332.

6 RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 PURCHASES AND SALES OF INVESTMENTS

  Purchases and sales of investments, other than short-term obligations, aggregated $5,291,468 and $3,618,097, respectively, for the six months ended June 30, 2004.

8 LINE OF CREDIT

  The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

9 FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

  The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at June 30, 2004, as computed on a federal income tax basis, were as follows:

  AGGREGATE COST                           $ 26,102,225
  --------------------------------------------------------
  Gross unrealized appreciation            $  4,346,922
  Gross unrealized depreciation              (2,031,352)
  --------------------------------------------------------
  NET UNREALIZED APPRECIATION              $  2,315,570
  --------------------------------------------------------

  The net unrealized appreciation on foreign currency was $124 at June 30, 2004.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

INVESTMENT MANAGEMENT


OFFICERS

James B. Hawkes
President and Trustee

Arieh Coll
Vice President

Thomas P. Huggins
Vice President

Samuel D. Isaly
Vice President

Scott H. Page
Vice President

Jacob Rees-Mogg
Vice President

Duncan W. Richardson
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


TRUSTEES

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

         ADMINISTRATOR OF EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


            ADVISER OF EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
                              ORBIMED ADVISORS LLC
                                 767 3RD AVENUE
                               NEW YORK, NY 10017


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116



                  EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

                                                                         VTHSSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE VARIABLE TRUST ON BEHALF OF (EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND)


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  August 13, 2004
       ---------------